CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (683,658)	$ (1,030,255)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization of debt discount	0	7,324
Revaluation of warrant liability	(616,579)	269,482
Shares issued for services	33,750	0
Share based compensation	197,116	158,389
Gain on forgiveness of debt	0	(3,880)
Change in operating assets and liabilities:
Prepaid expense	18,966	(51,166)
Accounts payable	93,566	(10,776)
Accounts payable – related party	30,006	0
Other liabilities	0	4,241
Net cash used in operating activities	(926,833)	(656,641)
Cash flows from investing activities
Purchase of mineral properties	(29,214)	0
Net cash used in investing activities	(29,214)	0
Cash flows from financing activities
Proceeds from private placement of stock	822,890	742,375
Proceeds from related parties	101,100	12,012
Payments to related parties	0	(33,910)
Payments on notes payable	(25,690)	0
Net cash provided by financing activities	898,300	720,477
Net increase in cash	(57,747)	63,836
Cash, beginning of period	72,822	8,986
Cash, end of period	15,075	72,822
Supplemental disclosure of cash flow information
Cash paid for interest	0	627
Cash paid for income taxes	0	0
Noncash investing and financing activities
Stock issued to payoff note payable	101,100	51,270
Common stock issued for mineral properties	35,000	5,850,000
Note payable for mineral property	131,900	0
Conversion of management fee payable	0	96,500
Warrant liability	592,191	754,726
Stock issued for accrued interest	$ 0	$ 21,550